File No. 2-89359
811-03964
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 85	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 85	[X]
(Check appropriate box or boxes)
Dreyfus Government Cash Management Funds
(Exact Name of Registrant as Specified in Charter)
c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street, New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 922-6400
Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)
[_]	immediately upon filing pursuant to paragraph (b)
[X]	on July 20, 2026 pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A for Dreyfus Government Cash Management Funds is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until July 20, 2026, the effectiveness of Post-Effective Amendment No. 83 (“PEA No. 83”), which was filed with the Securities and Exchange Commission via EDGAR on April 13, 2026. Since no other changes are intended to be made to PEA No. 83 by means of this filing, Parts A and B of PEA No. 83 and Part C of Post-Effective Amendment No. 84 are incorporated herein by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 23rd  day of June 2026.

Dreyfus Government Cash Management Funds
BY:	/s/ Deirdre Cunnane
Deirdre Cunnane, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
/s/ David DiPetrillo*	President (Principal Executive Officer)	06/23/2026
David DiPetrillo
/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	06/23/2026
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	06/23/2026
Joseph S. DiMartino
/s/ Francine J. Bovich*	Board Member	06/23/2026
Francine J. Bovich
/s/ J. Charles Cardona*	Board Member	06/23/2026
J. Charles Cardona
/s/ Andrew J. Donohue*	Board Member	06/23/2026
Andrew J. Donohue
/s/ Isabel P. Dunst*	Board Member	06/23/2026
Isabel P. Dunst
/s/ Robin A. Melvin*	Board Member	06/23/2026
Robin A. Melvin
/s/ Nathan Leventhal*	Board Member	06/23/2026
Nathan Leventhal

/s/ Roslyn M. Watson *	Board Member	06/23/2026
Roslyn M. Watson
s/ Benaree Pratt Wiley*	Board Member	06/23/2026
Benaree Pratt Wiley

*BY:	/s/ Deirdre Cunnane
Deirdre Cunnane, Attorney-in-Fact